Document And Entity Information	6 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	POP CULTURE GROUP CO., LTD
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001807389
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-40543